High Yield Bond Portfolio | Annuity
Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (High Yield Bond Portfolio Annuity) High Yield Bond Portfolio	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes Annuity
High Yield Bond Portfolio - Investor Shares	4.35%	14.70%	6.67%
High Yield Bond Portfolio - Investor Shares Barclays U.S. Corporate High-Yield Bond Index	7.44%	18.93%	8.62%	(reflect no deduction for fees or expenses)
High Yield Bond Portfolio - Investor Shares High-Yield Corporate Composite Index	5.90%	15.68%	none	(reflect no deduction for fees or expenses)